Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
28.1.    Related party
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements. The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
28.2.    Transactions with related party
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Year ended December 31,
	2024	2023
Royalty expense	$2,314	$2,565
Other expense	5,587	1,636
28.3    Account balances with related party
Amounts due to DoubleU Games are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Accounts payable and accrued expenses	$1,958	$1,620	$315
Other receivables	3	—	—
28.4.    Borrowing transaction with related party
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
4.6% Senior notes with related party	$34,014	$38,778	$39,454
Accrued interest on 4.6% Senior Notes with related party	936	9,501	7,852

	Year ended December 31,
	2024	2023
Payments	$9,655	$—
Interest expenses	1,682	1,762
28.5.    Lease transactions with related party
Lease transaction details to DoubleU Games, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Right-of-use assets	$2,238	$5,634	$854
Lease liabilities	2,335	5,685	1,061

	Year ended December 31,
	2024	2023
Payments	$1,076	$1,384
Interest expenses	243	111
28.6.    Key management personnel compensation
The compensation for the key management personnel (registered directors) for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	Year ended December 31,
	2024	2023
Wages and salaries, incentives	$2,273	$2,657
Expenses related to retirement benefits	27	91
Total	$2,300	$2,748